other long-term assets	12 Months Ended
Dec. 31, 2023
other long-term assets
other long-term assets

20other long-term assets

As at December 31 (millions)	Note	2023	2022
Pension assets	15	$316	$307
Unbilled customer finance receivables	4(b)	637	571
Derivative assets	4(h)	179	250
Deferred income taxes		38	19
Costs incurred to obtain or fulfill contracts with customers		218	154
Real estate joint venture advances	21(a)	94	114
Investments in real estate joint ventures	21(a)	50	1
Investments in associates	21(b)	232	120
Portfolio investments [1]
At fair value through net income		42	21
At fair value through other comprehensive income		502	467
Prepaid maintenance		46	61
Refundable security deposits and other		139	118
		$2,493	$2,203

1Fair value measured at reporting date using significant other observable inputs (Level 2).

The costs incurred to obtain and fulfill contracts with customers are set out in the following table:

	Costs incurred to
	Obtain
	contracts with	Fulfill contracts
(millions)	customers	with customers	Total
Balance as at January 1, 2022	$336	$6	$342
Additions	344	13	357
Amortization	(276)	(4)	(280)
Balance as at December 31, 2022	404	15	419
Additions	377	30	407
Amortization	(305)	(6)	(311)
Balance as at December 31, 2023	$476	$39	$515
Current [1]	$289	$8	$297
Non-current	187	31	218
	$476	$39	$515

1	Presented in the Consolidated statements of financial position in prepaid expenses.